FORM 13F COVER PAGE

Report for the Calendar Quarter ended: June 30,2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      July 12,2010


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                        Wright Private Asset Management
                                                                    FORM 13F
                                                                   June 30,2010

                                                          Form 13F Information Table                      Voting Authority
                                 Title                    --------------------------                  ------------------------
                                 of                       Value     Shares/  Sh/ Put/ Invstmt Other
Name Of Issuer                   Class       CUSIP      (x$1000)    Prn Amt  Prn Call Dscretn Mgrs    Sole   Shared     None
-------------------------        -----      ---------   --------    ------- ---- ---- ------- -----  ------  -------   -------


COMMON STOCK
------------
AT&T Inc                         COM        00206r102        521     21,535   SH      SOLE            21,111    0        424
American Express Co.             COM        025816109        270      6,810   SH      SOLE             6,690    0        120
Apple Computer  Inc              COM        037833100        389      1,545   SH      SOLE             1,510    0         35
Bank Of America Corp             COM        060505104        172     11,954   SH      SOLE            11,674    0        280
CVS/Caremark Corp                COM        126650100        210      7,155   SH      SOLE             7,040    0        115
Caterpillar Inc                  COM        149123101        218      3,635   SH      SOLE             3,525    0        110
Chevron Corp                     COM        166764100        533      7,860   SH      SOLE             7,700    0        160
Cisco System Inc                 COM        17275r102        318     14,913   SH      SOLE            14,603    0        310
Coach Inc                        COM        189754104        237      6,485   SH      SOLE             6,370    0        115
Coca Cola Co.                    COM        191216100        222      4,435   SH      SOLE             4,345    0         90
Costco Wholesale Corp            COM        22160k105        240      4,385   SH      SOLE             4,275    0        110
Exelon Corp                      COM        30161n101        212      5,595   SH      SOLE             5,475    0        120
Exxon Mobil Corp                 COM        30231g102        461      8,084   SH      SOLE             7,892    0        192
General Electric Co.             COM        369604103        285     19,760   SH      SOLE            19,435    0        325
Hewlett-Packard Co.              COM        428236103        433     10,016   SH      SOLE             9,801    0        215
Honeywell Intl Inc               COM        438516106        233      5,970   SH      SOLE             5,890    0         80
I B M                            COM        459200101        568      4,600   SH      SOLE             4,505    0         95
Intel Corp                       COM        458140100        392     20,172   SH      SOLE            19,792    0        380
JP Morgan Chase & Co.            COM        46625h100        408     11,155   SH      SOLE            10,945    0        210
Johnson & Johnson                COM        478160104        413      6,986   SH      SOLE             6,840    0        146
McDonalds Corp                   COM        580135101        493      7,480   SH      SOLE             7,330    0        150
Medtronic Inc                    COM        585055106        255      7,036   SH      SOLE             6,885    0        151
Metlife Inc                      COM        59156r108        253      6,705   SH      SOLE             6,530    0        175
Microsoft Corp                   COM        594918104        408     17,734   SH      SOLE            17,394    0        340
Pepsico Inc                      COM        713448108        276      4,529   SH      SOLE             4,430    0         99
Pfizer Inc                       COM        717081103        314     22,044   SH      SOLE            21,567    0        477
Procter & Gamble                 COM        742718109        323      5,390   SH      SOLE             5,305    0         85
Schlumberger Ltd                 COM        806857108        289      5,220   SH      SOLE             5,110    0        110
Sigma-Aldrich                    COM        826552101        204      4,093   SH      SOLE             4,020    0         73
Target Corp                      COM        87612e106        326      6,635   SH      SOLE             6,505    0        130
US Bancorp                       COM        902973304        255     11,420   SH      SOLE            11,175    0        245
United Technologies              COM        913017109        321      4,940   SH      SOLE             4,840    0        100
Walmart Stores                   COM        931142103        251      5,230   SH      SOLE             5,130    0        100
Wells Fargo Company              COM        949746101        268     10,455   SH      SOLE            10,235    0        220
                                                         --------
GRAND TOTAL                                               10,974
                                                         ========

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   34
Form 13F Information Table Value Total:              $10,974


List of Other Included Managers:            NONE